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         U.S. SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                       FORM 24F-2

            Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form.
                  Please print or type.

1. Name and address of issuer: IDS High Yield Tax-Exempt Fund, Inc.
                               IDS Tower 10
                               Minneapolis, MN  55440-0010
___________________________________________________________________
2. Name of each series or class of funds for which this notice is filed:

              Series                 Class(es) of Shares
                                      Class A
                                      Class B
                                      Class Y
___________________________________________________________________
3.  Investment Company Act File Number:  811-2901

    Securities Act File Number:          2-68552
___________________________________________________________________
4.  Last day of fiscal year for which this notice is filed:
    November 30, 1996
___________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [ ]
__________________________________________________________________
6.  Date of termination of issuer's declaration under rule 24f-2
    (a)(1), if applicable (see instruction A.6):

    Not Applicable
___________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                       $436,184,927
___________________________________________________________________
8.  Number and amount of securities registered during the fiscal
    year other than pursuant to rule 24f-2:   0
___________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year: $1,327,846,444
___________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: $1,327,846,444
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___________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if
    applicable (see Instruction B.7):   N/A
___________________________________________________________________
12.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year in reliance
     on rule 24f-2 (from Item 10):                  $1,327,846,444

(ii) Aggregate price of shares issued in
     connection with dividend reinvestment
     plans (from Item 11, if applicable):           +            0

(iii)Aggregate price of shares redeemed or
     repurchased during the fiscal year
     (if applicable):                               -1,436,000,660

(iv) Aggregate price of shares redeemed or
     repurchased and previously applied as a
     reduction to filing fees pursuant to
     rule 24e-2 (if applicable):                    +            0

(v)  Net aggregate price of securities sold
     and issued during the fiscal year in
     reliance on rule 24f-2 [line (i), plus
     line (ii), less line (iii), plus line
     (iv)] (if applicable):                          <108,154,216>

(vi) Multiplier prescribed by Section 6(b)
     of the Securities Act of 1933 or other
     applicable law or regulation
     (see Instruction C.6):                         x       1/3300

(vii)Fee due [line (i) or line (v) multiplied
     by line (vi)]:                                    $         0

Instruction:  Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
__________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a):
                                                  [ ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A
___________________________________________________________________
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By ____________________________
   Leslie L. Ogg
   Vice President, General Counsel and Secretary

Date:  January 27, 1997